Document and Entity Information	Jul. 05, 2021
Cover [Abstract]
Entity Registrant Name	PIONEER ENERGY SERVICES CORP
Amendment Flag	false
Entity Central Index Key	0000320575
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-8182
Entity Tax Identification Number	74-2088619
Entity Address, Address Line One	1250 N.E. Loop 410
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78209
City Area Code	(855)
Local Phone Number	844-0575
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false